Other Accounts Receivable	3 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Other Accounts Receivable
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE

	March 31, 2018	December 31, 2017	December 31, 2016

Prepaid expenses	$7	$46	$73
Government authorities	52	63	5

	$59	$109	$78